Investment Programs	12 Months Ended
Dec. 31, 2025
401(k) SP
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment Programs	Investment Programs
Investment options that are currently available to participants consist of three main categories: TRFs, core investment options (including the Caterpillar Stock Fund) and a participant directed brokerage option.

The TRFs are portfolios created primarily from the Plan’s core investment options. The goal of these funds is to give participants investment options that provide an age appropriate asset allocation. Each TRF contains a blend of stock and bond investments. The proportion of stocks and bonds in each fund is based on an anticipated retirement date and reduces exposure in equities and increases fixed income and other certain investments as the participant’s anticipated retirement date approaches or passes.
In addition to the TRFs, the Plan also provides participants with core investment options which are made up of actively managed investment funds and index funds. The following table presents the investment funds and index funds that were available to participants as of December 31, 2025 and 2024.

Menu of Core Investment Options
U.S. Large Cap Equity Funds	Capital Preservation Funds
1 Caterpillar Stock Fund 2 U.S. Large Cap Equity Fund 3 U.S. Large Cap Equity Index Fund	8 Stable Principal Fund 9 Money Market Fund
U.S. Small/Mid Cap Equity Funds	Fixed Income Funds
4 U.S. Small/Mid Cap Equity Fund 5 U.S. Small/Mid Cap Equity Index Fund	10 Bond Fund 11 Bond Index Fund
International Equity Funds
6 International Equity Fund 7 International Equity Index Fund

The Caterpillar Stock Fund consists of Caterpillar Inc. common stock and a small amount of cash and/or cash equivalents.

The participant directed brokerage option allows participants to invest outside of the standard Plan options. Alight Financial Solutions is the introducing broker/dealer and Pershing, a division of BNY Mellon, is the custodian/clearing firm for the participant directed brokerage option. The types of investments offered through the participant directed brokerage option are individual company stocks (excluding Caterpillar Inc. common stock), exchange traded funds, registered investment companies and fixed income securities such as bonds.

Participants also have the option to enroll in professional account management services through the Plan’s recordkeeper for additional, separately charged fees.